Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the need to manage cybersecurity risk and the protection of information across our enterprise and are working to embed data protection and cybersecurity risk management in our operations. We are in the process of establishing processes for assessing, identifying, and managing material risks from potential unauthorized occurrences on or through our electronic information systems that could adversely affect the confidentiality, integrity, or availability of our information systems or the information residing on those systems. These processes for assessing, identifying, and managing material risks from cybersecurity threats are expected to be integrated into our overall risk management system and processes.

As a foundation of this approach, we are in the process of implementing a layered governance structure to help assess, identify and manage cybersecurity risks. We expect to adopt privacy and cybersecurity policies which will encompass incident response procedures, information security and threat detection procedures.

Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our business. If any such programs or systems were to fail as a result of a cyber-attack or create erroneous information in our hardware or software network infrastructure, possible consequences include loss of access, inappropriate use or disclosure, accidental exposure, unauthorized access, inappropriate modification, and risk of our being unable to adequately monitor and audit and modify our controls over our critical information. We are not aware that we have experienced a material cybersecurity incident during the 2025 fiscal year.

The sophistication of cybersecurity threats continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems, including the regular testing of our cybersecurity incident response plan, may be insufficient. In addition, new technology that could result in greater operational efficiency may further expose our computer systems to the risk of cybersecurity incidents.

Governance

As part of our overall risk management approach, we recognize the need to manage cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our Audit Committee, will oversee our policies and procedures for protecting our cybersecurity infrastructure as we begin to put these processes in place and for compliance with applicable data protection and security regulations, and related risks.

Our Audit Committee will oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. The cybersecurity risk management program, when completed, will include tools and activities to prevent, detect, and analyze current and emerging cybersecurity threats, and plans and strategies to address threats and incidents.

Members of our management will provide periodic reports to the Audit Committee regarding our company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our business. If any such programs or systems were to fail as a result of a cyber-attack or create erroneous information in our hardware or software network infrastructure, possible consequences include loss of access, inappropriate use or disclosure, accidental exposure, unauthorized access, inappropriate modification, and risk of our being unable to adequately monitor and audit and modify our controls over our critical information. We are not aware that we have experienced a material cybersecurity incident during the 2025 fiscal year.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

As part of our overall risk management approach, we recognize the need to manage cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our Audit Committee, will oversee our policies and procedures for protecting our cybersecurity infrastructure as we begin to put these processes in place and for compliance with applicable data protection and security regulations, and related risks.

Cybersecurity Risk Board of Directors Oversight [Text Block]

As part of our overall risk management approach, we recognize the need to manage cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our Audit Committee, will oversee our policies and procedures for protecting our cybersecurity infrastructure as we begin to put these processes in place and for compliance with applicable data protection and security regulations, and related risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Audit Committee will oversee our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. The cybersecurity risk management program, when completed, will include tools and activities to prevent, detect, and analyze current and emerging cybersecurity threats, and plans and strategies to address threats and incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true